Going concern	12 Months Ended
Feb. 28, 2021
Disclosure of going concern [text block] [Abstract]
GOING CONCERN
39.	GOING CONCERN

The Directors have reviewed the Group cash flow forecast for the 12 months ending June 30, 2022. On the basis of this review, and in light of the current financial position, existing borrowing facilities and proceeds from listing (see note 38), the Directors are satisfied that the Company and Group have access to adequate resources to continue in operational existence for the foreseeable future and are going concerns. The Directors have continued to adopt the going concern basis in preparing the consolidated financial statements.